UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A (Amendment No. 1)

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	April 22, 2017 to May 31, 2017

Commission File Number of issuing entity:	333-130030-01, 333-169151-01, 333-144945-01, 333-181466
Central Index Key Number of issuing entity:	0001290098

Synchrony Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130030, 333-169151, 333-144945, 333-181466-01
Central Index Key Number of depositor:	0001226006

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)
Central Index Key Number of Sponsor: 0001602566

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (Synchrony Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Financial
777 Long Ridge Rd, Building S, 3rd Floor
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2012-2, Class A	|__|	|__|	|_X_|	___________
Series 2012-2, Class B	|__|	|__|	|_X_|	___________
Series 2012-6, Class A	|__|	|__|	|_X_|	___________
Series 2012-6, Class B	|__|	|__|	|_X_|	___________
Series 2012-7, Class A	|__|	|__|	|_X_|	___________
Series 2012-7, Class B	|__|	|__|	|_X_|	___________
Series 2013-1, Class A	|__|	|__|	|_X_|	___________
Series 2013-1, Class B	|__|	|__|	|_X_|	___________
Series 2014-1, Class A	|__|	|__|	|_X_|	___________
Series 2014-1, Class B	|__|	|__|	|_X_|	___________
Series 2014-1, Class C	|__|	|__|	|_X_|	___________
Series 2015-1, Class A	|__|	|__|	|_X_|	___________
Series 2015-1, Class B	|__|	|__|	|_X_|	___________
Series 2015-1, Class C	|__|	|__|	|_X_|	___________
Series 2015-2, Class A	|__|	|__|	|_X_|	___________
Series 2015-2, Class B	|__|	|__|	|_X_|	___________
Series 2015-2, Class C	|__|	|__|	|_X_|	___________
Series 2015-3, Class A	|__|	|__|	|_X_|	___________
Series 2015-3, Class B	|__|	|__|	|_X_|	___________
Series 2015-4, Class A	|__|	|__|	|_X_|	___________
Series 2015-4, Class B	|__|	|__|	|_X_|	___________
Series 2016-1, Class A	|__|	|__|	|_X_|	___________
Series 2016-1, Class B	|__|	|__|	|_X_|	___________
Series 2016-2, Class A	|__|	|__|	|_X_|	___________
Series 2016-2, Class B	|__|	|__|	|_X_|	___________
Series 2016-3, Class A	|__|	|__|	|_X_|	___________
Series 2016-3, Class B	|__|	|__|	|_X_|	___________

EXPLANATORY NOTE

The purpose of this Amendment No. 1 to the Form 10-D for the monthly distribution period April 22, 2017 to May 31, 2017, as filed with the Securities and Exchange Commission on June 15, 2017 (the “Original Form 10-D”), is to amend the Original Form 10-D to include information required to be reported in Part I of Form 10-D that was unintentionally omitted in the Original Form 10-D.  No other changes have been made to the Original Form 10-D other than the change described in the preceding sentence.  Other than as described under Item 9 of Part II below, this Amendment No. 1 does not reflect subsequent events occurring after the filing date of the Original Form 10-D.

PART I - Distribution Information.

The information required to be disclosed under Item 1 of Part I to the Original Form 10-D is set forth in Item 1 of this Part I to this Form 10-D/A. This Form 10-D/A incorporates the other information provided in Part I by reference to the Original Form 10-D.

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, 99.11, and 99.12 to the Original Form 10-D.

Trust Performance
	May-17	Apr-17	Mar-17	3-Month Avg
Gross Trust Yield	24.74%	26.18%	25.17%	25.36%
Gross Charge-Off Rate	6.56%	6.67%	5.89%	6.37%
Gross Charge-Off Rate Excluding Fraud	6.36%	6.48%	5.71%	6.18%
Net Charge Off Excluding Fraud	5.18%	5.33%	4.71%	5.07%
Trust excess spread percentage	14.56%	15.91%	15.71%	15.55%
Payment Rate	14.32%	14.21%	12.97%	13.83%

Delinquency Data
1-29 Days Delinquent	2.87%	2.78%	2.38%	2.68%
30-59 Days Delinquent	0.83%	0.79%	0.85%	0.83%
60-89 Days Delinquent	0.57%	0.65%	0.62%	0.61%
90-119 Days Delinquent	0.53%	0.51%	0.54%	0.53%
120-149 Days Delinquent	0.46%	0.48%	0.51%	0.48%
150-179 Days Delinquent	0.38%	0.45%	0.43%	0.42%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$ 12.2	$ 12.3	$ 12.5	$ 12.3

Charge-offs are executed on charge-off cycle dates which occur on various days during each distribution period. The number of different charge-off cycle dates in each distribution period varies based on such factors as the calendar and the timing of billing cycles. As a result, the amount of charged-off receivables can vary between distribution periods with no corresponding change in the performance of the trust portfolio. The following table sets forth the number of different charge-off cycle dates for each distribution period ending in the months indicated. Each distribution period ending in or prior to April 2017 began on the 22nd day of the previous calendar month and ended on the 21st day of the calendar month indicated below. The distribution period ending in May 2017 began on April 22, 2017 and ended on May 31, 2017. Each distribution period ending after May 2017 begins on the first calendar day and ends on the last calendar day of the calendar month indicated below.

	2016	2017
January	28	26
February	30	32
March	26	25
April	29	29
May	26	38*
June	30	27
July	27	28
August	28	28
September	30	26
October	26	30
November	30	28
December	27	28

* The May 2017 distribution period began on April 22, 2017 and ended on May 31, 2017.

No assets securitized by RFS Holding, L.L.C. (the “Securitizer”) and held by Synchrony Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period April 22, 2017 through May 31, 2017. The most recent Form ABS-15G filed by the Securitizer was filed on February 13, 2017. The CIK number of the Securitizer is 0001226006.

PART II - Other Information

This Form 10-D/A incorporates the information provided in Part II by reference to the Original Form 10-D.

ITEM 9 – Other Information.

Synchrony Financial, as servicer for Synchrony Credit Card Master Note Trust, became aware that certain items in Part I of the Original Form 10-D were unintentionally omitted from the Original Form 10-D. This Form 10-D/A amends the Original Form 10-D to report the information that was omitted in the Original Form 10-D.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: June 15, 2017	By: /s/ Andrew Lee
Name: Andrew Lee
Title: Vice President